Debentures (Details Textual) € in Millions, ₪ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Outstanding debentures		₪ 3,700			₪ 10,700
Fixed annual interest rate		5.00%	5.00%
Debentures (series L) [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding debentures | $			$ 650
Description of ratio of net financial debt to assets		Ratio of net financial debt to total assets of less than 80% during every four consecutive quarters
Description of debenture redemption		Absence of change of control; In addition, any event in which the Company will be required to immediately redeem its listed debenture in an amount no less of the greater of (i) NIS 200 million, and (ii) 10.0% of its shareholders' equity (excluding non-controlling interests), would trigger immediate redemption. In addition, it was determined that a downgrade will cause a rise in interest rate by up to 1% by the steps agreed. As of the reporting date, the Company is in compliance with the above covenants.
Debentures (series K) [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding debentures | $			$ 500
Description of ratio of net financial debt to assets		Ratio of net interest-bearing debt to total assets not to exceed 80% during four consecutive quarters
Description of debenture redemption		In addition, any event in which the Company will be required to immediately redeem its listed debentures in an amount of at least the greater of: (i) NIS 300 million and (ii) 12.5% of shareholder's equity (net of non-controlling interests) would trigger immediate redemption. In addition it was determined that a downgrade will cause a rise in interest rate by up to 1% by the steps agreed
Debentures (series A) [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased debentures		₪ 65
Market trades		77
Debentures (series C) [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased debentures		65
Market trades		77
Debentures (series E) [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased debentures		65
Market trades		77
Debentures (series I) [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased debentures		65
Market trades		₪ 77
CTY Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Description of ratio of net financial debt to assets		CTY committed to maintain a ratio of total debt to total value of assets and a ratio of secured debt to total value of assets that will not exceed 65% and 25%, respectively.
Unsecured debentures issued	₪ 451			€ 107
Fixed annual interest rate	2.75%			2.75%
Debentures repayment due	September 22, 2025
ATR Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Description of ratio of net financial debt to assets		ATR committed to maintain a ratio of total debt to total value of assets and a ratio of secured debt to total value of assets that will not exceed 60% and 40%, respectively. In addition, Minimum consolidated debt coverage ratio (adjusted EBITDA to interest expenses) of no less than 1.5 and a ratio of consolidated unencumbered assets to consolidated unsecured debt of no less than 150%.